STOCK OPTIONS AND RESTRICTED STOCK UNITS (“RSU”)	12 Months Ended
Dec. 31, 2024
Stock Options And Restricted Stock Units
STOCK OPTIONS AND RESTRICTED STOCK UNITS (“RSU”)

14.	STOCK OPTIONS AND RESTRICTED STOCK UNITS (“RSU”)

14.1	Stock Options

The following table summarizes the stock option movements for the year ended December 31, 2024, the two months ended December 31, 2023, and the years ended October 31, 2023 and 2022:

	Number	Exercise price (CAD$)
Balance - October 31, 2021	5,765,000	0.20
Granted to employees	605,000	0.15
Forfeitures by service provider	(500,000)	0.44
Forfeitures by employees	(960,000)	0.15
Balance - October 31, 2022	4,910,000	0.18
Granted to employees	3,650,000	0.15
Granted to employees	400,000	0.30
Granted to service providers	2,750,000	0.15
Expiration of options to employees	(430,000)	0.15
Expiration of options to employees	(75,000)	0.22
Balance - October 31, 2023	11,205,000	0.17
Granted to employees	100,000	0.39
Granted to service providers	500,000	0.39
Expiration of options to employees	(5,000)	0.15
Balance - December 31, 2023	11,800,000	0.18
Granted to employees	4,945,000	0.84
Granted to employees	500,000	0.93
Granted to service providers	1,910,000	0.84
Options exercised into common shares	(3,765,000)	0.15
Expiration of options employees	(25,000)	0.15
Balance - December 31, 2024	15,365,000	0.51

14.1.1	Stock Options Granted

During the year ended December 31, 2024, 7,355,000 options were granted to employees and service providers (for the two months ended December 31, 2023 – 600,000; for the year ended October 31, 2023 – 6,800,000).

The fair value of the options granted during the year ended December 31, 2024, was approximately $2,511,355 (CAD$3,609,144), which was estimated at the grant dates based on the Black-Scholes option pricing model, using the following assumptions:

Expected dividend yield	Nil%
Risk-free interest rate	3.78%
Expected life	3.02 years
Expected volatility	86%

The vesting terms of options granted during the year ended December 31, 2024, are set out in the table below:

Number granted	Vesting terms
50,000	100% of the options vest on August 31, 2025
7,350,000	1/3 of the Options vest on each of December 31, 2024, 2025 and 2026
7,335,000

The vesting terms of options granted during the year ended December 31, 2023, are set out in the table below:

Number granted	Vesting terms
100,000	50% on one year anniversary of grant date, 50% on second anniversary of grant date
600,000	Monthly over a year
700,000

The vesting terms of options granted during the year ended October 31, 2023, are set out in the table below:

Number granted	Vesting terms
200,000	1/3 on each anniversary of grant date
200,000	50% on one year anniversary of grant date, 50% on second anniversary of grant date
400,000	Fully vested on grant date
6,000,000	Vest on one year anniversary of grant date
6,800,000

14.1.2	Stock Options Issued and Outstanding

At December 31, 2024, the following Stock Options were issued and outstanding:

Exercise price (CAD$)	Options outstanding	Number exercisable	Remaining Contractual Life (years)	Expiry period
0.30	1,000,000	1,000,000	0.33	April 2025
0.16	1,150,000	1,150,000	0.40	May 2025
0.15	85,000	85,000	0.85	November 2025
0.15	300,000	300,000	1.30	April 2026
0.15	4,475,000	4,475,000	2.03	January 2027
0.84	5,380,000	1,776,656	2.67	August 2027
0.30	400,000	116,666	2.70	September 2027
0.39	600,000	550,000	2.88	November 2027
0.84	75,000	24,999	3.67	August 2028
0.93	500,000	-	4.00	December 2028
0.84	1,400,000	466,666	4.67	August 2029
0.51	15,365,000	9,944,987	2.36

At December 31, 2023, the following Stock Options were issued and outstanding:

Exercise price (CAD$)	Options outstanding	Number exercisable	Remaining Contractual Life (years)	Expiry period
0.15	1,840,000	1,777,500	0.5	July 2024
0.15	200,000	200,000	0.9	November 2024
0.30	1,000,000	850,000	1.3	April 2025
0.16	1,150,000	1,150,000	1.4	May 2025
0.15	85,000	85,000	1.8	November 2025
0.15	300,000	150,000	2.3	April 2026
0.15	6,225,000	400,000	3.0	January 2027
0.30	400,000	-	3.7	September 2027
0.39	600,000	41,666	3.9	November 2027
0.18	11,800,000	4,654,166	2.3

At October 31, 2023, the following Stock Options were issued and outstanding:

Exercise price (CAD$)	Options outstanding	Number exercisable	Remaining Contractual Life (years)	Expiry period
0.15	1,840,000	1,782,500	0.7	July 2024
0.15	200,000	200,000	1.1	November 2024
0.30	1,000,000	850,000	1.5	April 2025
0.16	1,150,000	1,150,000	1.6	May 2025
0.15	85,000	85,000	2.0	November 2025
0.15	300,000	150,000	2.5	April 2026
0.15	6,225,000	400,000	3.2	January 2027
0.30	400,000	-	3.9	September 2027
0.17	11,205,000	4,617,500	2.4

14.2	Restricted Stock Units

The following table summarizes the restricted stock units movements for the year ended December 31, 2024, the two months ended December 31, 2023, and the year ended October 31, 2023:

	Number	Exercise price (CAD$)
Balance – December and October 31, 2023	-	-
Granted to service providers	454,200	0.83
Granted to employees	271,500	0.91
Balance – December 31, 2024	725,700	0.86

During the year ended December 31, 2024, 1,960,075 restricted stock units were approved. Of these, 725,700 restricted stock units were granted during the year ended December 31, 2024. Subsequent to the date of the balance sheet, the remaining 1,234,375 restricted stock units were granted (for the two months ended December 31, 2023, and the year ended October 31, 2023 – nil).

The fair value of the restricted stock units granted during the year ended December 31, 2024, was approximately $445,971 (CAD$624,051).

The vesting terms of the restricted stock units granted during the year ended December 31, 2024, are set out in the table below:

Number granted	Vesting terms
291,700	100% of the RSUs vest on January 1, 2025
60,000	100% of the RSUs vest on December 31, 2025
374,000	100% of the RSUs vest on January 1, 2026
725,700

There were no restricted stock units issued during the two months ended December 31, 2023, and the year ended October 31, 2023.

14.3	Restricted Stock Units Issued and Outstanding

Exercise price (CAD$)	Restricted Stock Units outstanding	Remaining Contractual Life (years)	Vesting End Date
0.83	80,200	0.00	January 01, 2025
0.83	374,000	1.00	January 01, 2026
0.91	211,500	0.00	January 01, 2025
0.91	60,000	1.00	December 31, 2025
0.86	725,700	0.60